Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

8.    Leases

The Group has operating leases mainly for offices in China. For the year ended December 31, 2019 and 2020, operating lease costs were RMB94,929 and RMB177,976 (US$27,276); and short-term lease costs were RMB34,255 and RMB31,394 (US$4,811), respectively. There were no leasing costs other than the operating lease costs and short-term lease costs for the year ended December 31, 2019 and 2020.

A maturity analysis of the Company’s operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	Rental
	RMB	US$

2021	271,898	41,670
2022	173,110	26,530
2023	127,738	19,577
2024	107,851	16,529
2025 and after	34,889	5,347
Total undiscounted cash flows	715,486	109,653
Less: imputed interest	(47,511)	(7,282)
Present value of lease liabilities	667,975	102,371

As of December 31, 2019 and 2020, the Company had no operating leases that had not yet commenced.

As of December 31, 2019 and 2020, the weighted average remaining lease term was 4.37 years and 3.39 years; and the weighted average discount rate was 5.36% and 4.90% for the Company’s operating leases, respectively.

Other supplemental information related to leases is summarized below:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$

Operating cash flows for operating leases	76,130	166,967	25,589
ROU assets obtained in exchange for new operating lease liabilities	402,646	265,821	40,739